Current Income Tax Assets	12 Months Ended
Dec. 31, 2018
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Current Income Tax Assets

NOTE 14. CURRENT INCOME TAX ASSETS

As of the indicated dates, the balances of “Current Income Tax Assets” relate to:

	12.31.18	12.31.17	01.01.17
Tax Credits	94,918	134,740	216,396
Minimum Presumed Income Tax – Tax Credit Loss carryfoward	—	142	27,086
Less: Allowance for Impairment of Minimum Presumed Income Tax – Tax Credit	—	(142)	(8,551)

Total	94,918	134,740	234,931

Tax loss carryfoward expiration dates of Minimum Presumed Income Tax are as follows:

	Tax Loss Carryfoward as of
Date of Generation	12.31.18	12.31.17	01.01.17	Expiration Date
2006	—	—	273	2016
2007	—	77	588	2017
2008	—	12	669	2018
2009	—	10	1,074	2019
2010	—	13	3,002	2020
2011	—	6	2,686	2021
2012	—	6	3,158	2022
2013	—	4	3,466	2023
2014	—	4	4,249	2024
2015	—	3	6,718	2025
2016	—	4	1,203	2026
2017	—	3	—	2027
2018	—	—	—	2028

Total	—	142	27,086